UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05901 )

Exact name of registrant as specified in charter: Putnam Investment Grade Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Investment Grade Municipal Trust

The fund's portfolio
2/28/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (160.7%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.2%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$420,708

Arizona (2.9%)
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	500,000	572,325
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	1,175,000	1,307,434
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	780,000	784,072
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun
YMCA), 3.64s, 1/1/31	A-1+	1,871,000	1,871,000
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	525,000	521,252
Queen Creek, Special Assmt. Bonds (Impt. Dist. No.
001), 5s, 1/1/18	Baa2	400,000	414,056
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	1,000,000	1,101,150
			6,571,289

Arkansas (2.4%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	3,000,000	3,301,800
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	500,000	513,035
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AR,
Inc.), 4.6s, 10/1/17	A-	355,000	360,201
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	760,000	751,792
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	AAA	500,000	496,670
			5,423,498

California (22.9%)
ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC,
zero %, 8/1/20	Aaa	1,500,000	864,870
Anaheim, City School Dist. G.O. Bonds (Election
of 2002), MBIA, zero %, 8/1/26	AAA	2,250,000	983,565
Anaheim, Pub. Fin. Auth. Tax Alloc. Rev. Bonds, MBIA,
6.45s, 12/28/18	Aaa	4,000,000	4,170,720
Azusa, Cmnty. Fac. Dist. Special Tax Bonds (No. 05-1),
Ser. 05-1, Class 1, 5s, 9/1/27	BB-/P	455,000	463,181
CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s,
11/1/21	A2	525,000	557,928
CA Hlth. Fac. Auth. Rev. Bonds (Sutter Hlth.), Ser. A,
MBIA, 5 3/8s, 8/15/30	Aaa	2,500,000	2,578,450
CA State G.O. Bonds
5 1/8s, 4/1/23	A+	500,000	535,290
5.1s, 2/1/34	A+	750,000	767,175
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
6s, 5/1/15 (Prerefunded)	Aaa	1,500,000	1,684,935
AMBAC, 5 1/2s, 5/1/13 (SEG)	Aaa	13,000,000	14,260,350
5 1/2s, 5/1/11	A1	1,500,000	1,603,635
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	AA+	1,000,000	1,054,710
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,785,070
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	270,000	273,721
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	640,000	679,296
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/22	Aaa	1,265,000	660,798
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	576,000	528,146

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33	Aaa	1,100,000	1,236,477
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	AAA	1,500,000	1,662,105
Ser. 03 A-1, 5s, 6/1/21	Aaa	410,000	413,186
Modesto, High School Dist. Stanislaus Cnty., G.O.
Bonds, Ser. A, FGIC, zero %, 8/1/24	Aaa	1,800,000	864,234
Newark, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. D, FSA, zero %, 8/1/21	Aaa	2,360,000	1,291,321
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (No.
02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	450,000	463,383
Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A,
XLCA, 5s, 10/1/29	Aaa	4,700,000	4,975,984
Roseville, Special Tax Bonds
(Cmnty. Fac. Dist. No. 1-Westpark), 5 1/4s, 9/1/19	BB/P	875,000	903,079
(Cmnty. Fac. Dist. No. 1-Fiddyment Ranch Cmnty. Fac),
Ser. 1, 5s, 9/1/20	BB/P	255,000	258,654
Sacramento, Special Tax Bonds (North Natomas Cmnty.
Fac.), 5s, 9/1/18	BB/P	1,035,000	1,070,242
Santa Clara Cnty., Fin. Auth. Lease Rev. Bonds
(Multiple Fac.), Ser. I, AMBAC, 5s, 5/15/20	Aaa	3,000,000	3,262,440
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB/F	750,000	149,685
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	1,400,000	1,438,738
			51,441,368

Colorado (2.5%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	100,000	105,877
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	250,000	268,920
(Evangelical Lutheran), 5 1/4s, 6/1/17	A3	160,000	173,510
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	1,515,000	1,659,637
6 3/8s, 12/15/30 (Prerefunded)	A3	1,485,000	1,637,227
CO State Hsg. Fin. Auth. Rev. Bonds (Single Fam.)
Ser. B-2 , 7s, 5/1/26	Aa2	65,000	65,306
Ser. B-3, 6.8s, 11/1/28	Aa2	35,000	35,224
U. of CO. Enterprise Syst. Rev. Bonds, FGIC, 5s, 6/1/26	Aaa	1,650,000	1,773,140
			5,718,841

Delaware (0.8%)
GMAC Muni. Mtge. Trust 144A sub. notes
Ser. A1-3, 5.3s, 10/31/39	A3	500,000	531,290
Ser. A1-2, 4.9s, 10/31/39	A3	1,000,000	1,035,430
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/30	BBB-	250,000	257,038
			1,823,758

District of Columbia (1.8%)
DC G.O. Bonds, Ser. B, FSA, 5 1/4s, 6/1/26	Aaa	4,000,000	4,108,440

Florida (4.6%)
Connerton West, Cmnty. Dev. Dist. Rev. Bonds, Ser. B,
5 1/8s, 5/1/16	BB-/P	210,000	212,512
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,895,000	1,934,738
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 1/4s,
6/1/19	BBB+	2,200,000	2,340,558
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Hlth.), Ser. A, 5s, 11/15/23	A+	300,000	317,088
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance
Cmnty.), Ser. C, 5 1/2s, 11/15/29	BBB-	1,000,000	1,028,520
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), 5 3/8s, 11/15/28	BB+	2,000,000	2,041,400
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	375,000	375,146
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	850,000	899,921
Tern Bay, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
B, 5s, 5/1/15	BB-/P	450,000	451,166
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	175,000	178,337
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	465,000	466,665
			10,246,051

Georgia (4.4%)
Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30	Aaa	1,500,000	1,576,125
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, FGIC,
5s, 11/1/38 (Prerefunded)	Aaa	1,045,000	1,076,569
Cobb Cnty., Dev. Auth. U. Fac. Rev. Bonds (Kennesaw
State U. Hsg.), Ser. A, MBIA, 5s, 7/15/29	Aaa	5,215,000	5,561,589
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	600,000	601,386
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,110,000	1,114,118
			9,929,787

Idaho (0.2%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),

Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	375,000	378,338

Illinois (12.4%)
Chicago, G.O. Bonds, Ser. A, FSA, 5s, 1/1/27	Aaa	4,270,000	4,517,276
Chicago, Board of Ed. G.O. Bonds (School Reform), Ser.
A
AMBAC, 5 1/4s, 12/1/27	Aaa	2,500,000	2,572,975
FGIC, zero %, 12/1/18	Aaa	5,440,000	3,386,019
Cook Cnty., Cmnty. G.O. Bonds (Cons. School Dist. No.
64 Pk. Ridge), FSA, 5 1/2s, 12/1/16	Aaa	1,580,000	1,798,214
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B,
6s, 5/15/26	A-	1,600,000	1,744,304
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A2	2,500,000	2,648,400
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	2,250,000	2,434,455
IL U. Rev. Bonds (Auxiliary Fac. Syst.), Ser. A,
AMBAC, 5 1/4s, 4/1/19	Aaa	1,945,000	2,213,955
Lake Cnty., Cmnty. School Dist. G.O. Bonds (No. 073
Hawthorn), Ser. 02, FGIC, zero %, 12/1/21	Aaa	950,000	508,925
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	AA	700,000	706,132
Schaumburg, G.O. Bonds, Ser. B, FGIC, 5s, 12/1/27	Aaa	5,000,000	5,322,800
			27,853,455

Indiana (1.7%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	135,000	138,652
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,600,000	2,705,794
Rockport, Poll. Control Rev. Bonds (Indiana-Michigan
Pwr.), Ser. A, 4.9s, 6/1/25	Baa2	1,000,000	1,001,860
			3,846,306

Iowa (2.8%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	1,500,000	1,840,560
IA State Rev. Bonds (Honey Creek Premier Destination
Pk.), FSA
5s, 6/1/27	AAA	1,470,000	1,577,825
5s, 6/1/26	AAA	1,400,000	1,506,050
5s, 6/1/25	AAA	1,335,000	1,443,616
			6,368,051

Kansas (0.1%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	270,463

Louisiana (0.9%)
Ernest N. Morial-New Orleans, Exhibit Hall Auth.
Special Tax Bonds, Ser. A, AMBAC, 5 1/4s, 7/15/21	Aaa	1,500,000	1,613,040
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	400,000	423,340
			2,036,380

Maine (0.5%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	1,085,000	1,099,192

Massachusetts (11.2%)
MA State Dev. Fin. Agcy. Rev. Bonds (MA Biomedical
Research), Ser. C, 6 3/8s, 8/1/17	Aa3	2,785,000	3,023,424
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	310,000	335,222
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15	Ba1	970,000	1,198,076
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	828,413
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	16,150,000	16,636,259
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	512,625
MA State Hsg. Fin. Agcy. Rev. Bonds (Rental Mtge.),
Ser. C, AMBAC, 5 5/8s, 7/1/40	Aaa	2,500,000	2,539,725
			25,073,744

Michigan (3.4%)
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	75,000	79,433
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,071,220
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,250,000	1,362,263
Ser. A, 5s, 4/15/26	A1	1,775,000	1,867,762
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,200,000	1,197,576
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	750,000	792,713
Saginaw Cnty., G.O. Bonds (Healthsource Saginaw,
Inc.), MBIA, 5s, 5/1/26	Aaa	1,210,000	1,289,098
			7,660,065

Minnesota (2.9%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	2,500,000	2,581,975
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev.
Bonds, Ser. G-3, U.S. Govt. Coll., 5.45s, 12/1/31
(Prerefunded)	A+	1,705,000	1,837,342
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
M, 5 3/4s, 1/1/37	Aa1	500,000	537,925
Spring Lake Pk., G.O. Bonds (Indpt. School Dist. No.
016 School Bldg.), Ser. C, FSA, 5s, 2/1/24	Aaa	1,000,000	1,082,600
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	350,000	391,682
			6,431,524

Mississippi (2.4%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	500,000	617,380
Ser. B, 6.7s, 4/1/22	Baa2	525,000	642,595
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB-	1,750,000	1,756,160
MS Dev. Bk. Special Obligation Rev. Bonds (Jackson,
MS), FSA, 5 1/4s, 3/1/21	Aaa	1,385,000	1,583,512
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	600,000	620,220
MS Hosp. Equip. & Fac. Auth. Rev. Bonds (Hosp. South
Central), 5 1/4s, 12/1/21	BBB+	250,000	267,690
			5,487,557

Missouri (3.1%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,250,000	1,349,675
Jackson Cnty., Special Oblig. Rev. Bonds (Harry S.
Truman Sports Complex), AMBAC, 5s, 12/1/22	Aaa	2,000,000	2,178,420
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	1,000,000	1,056,130
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	695,000	712,514
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA
Coll., 5.6s, 9/1/35	AAA	635,000	671,633
(Single Fam. Home Ownership Loan), Ser. D, GNMA Coll.,
FNMA Coll., 5.55s, 9/1/34	Aaa	980,000	1,001,629
			6,970,001

Nevada (3.8%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aaa	5,105,000	5,469,497
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	714,910
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5.1s, 3/1/21	BB-/P	1,000,000	1,019,530
(No. T-17), 5s, 9/1/25	BB/P	225,000	230,508
(No. T-14), 4 3/4s, 3/1/10	BB/P	1,030,000	1,042,288
			8,476,733

New Hampshire (0.4%)
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds,
3 1/2s, 7/1/27	Baa2	950,000	940,301

New Jersey (6.8%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, 7 1/4s, 11/15/31
(Prerefunded)	AAA/P	650,000	750,984
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,750,000	1,910,423
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	5,000,000	5,337,300
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (Hunterdon
Med. Ctr.), Ser. B, 5s, 7/1/26	A-	1,000,000	1,057,960
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,800,000	2,312,640
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh
Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	750,000	833,790
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	500,000	585,140
6s, 6/1/37 (Prerefunded)	AAA	1,000,000	1,110,570
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,500,000	1,477,650
			15,376,457

New Mexico (1.2%)
Farmington, Poll. Control VRDN (AZ Pub. Svc. Co.),
Ser. A, 3.64s, 5/1/24	P-1	1,000,000	1,000,000
NM Fin. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 6/15/22	Aaa	750,000	813,060
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	320,000	329,078
Ser. F2, Class I, GNMA Coll., FNMA Coll., FHLMC Coll.,

5.6s, 7/1/38	AAA	500,000	538,230
			2,680,368

New York (15.3%)
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. B,
MBIA, 5s, 11/15/25	AAA	1,200,000	1,302,612
NY City, G.O. Bonds, Ser. B, 5 1/4s, 12/1/09	AA-	5,280,000	5,493,787
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	500,000	534,705
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	532,475
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s,
10/1/36	BBB-	2,000,000	2,051,720
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	250,000	250,148
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
D, 5s, 6/15/37	AA+	7,500,000	7,974,750
NY State Dorm. Auth. Rev. Bonds (NY Methodist Hosp.),
5 1/4s, 7/1/15	A3	500,000	539,305
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,038,940
NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32	Aaa	4,000,000	4,242,680
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	3,000,000	3,277,260
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	5,250,000	5,430,180
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landing), Ser. A, 8s, 10/1/30	B+/P	650,000	713,122
			34,381,684

North Carolina (3.3%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa2	1,000,000	1,087,730
Ser. A, 5 3/4s, 1/1/26	Baa2	2,000,000	2,098,740
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (First
Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	500,000	523,010
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	3,500,000	3,790,675
			7,500,155

North Dakota (0.4%)
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxillary Fac.), FSA
5s, 4/1/21	Aaa	400,000	431,436
5s, 4/1/19	Aaa	500,000	540,880
			972,316

Ohio (2.5%)
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.) 144A, 5 1/8s, 8/1/13	CCC+	600,000	606,660
OH State Air Quality Dev. Auth. Rev. Bonds (Toledo
Poll. Control), Ser. A, 6.1s, 8/1/27	Baa2	2,000,000	2,057,920
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,500,000	2,849,300
			5,513,880

Oklahoma (0.5%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,050,000	1,107,162

Oregon (0.6%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	520,000	538,242
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	765,000	783,169
			1,321,411

Pennsylvania (5.5%)
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	530,000	545,174
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	870,000	901,207
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,659,870
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,056,270
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	750,000	761,048
Philadelphia, Indl. Dev. Auth. VRDN (Fox Chase Cancer
Ctr.), 3.64s, 7/1/10	P-1	1,000,000	1,000,000
Philadelphia, School Dist. G.O. Bonds, Ser. D, FGIC,
5s, 6/1/27	Aaa	5,000,000	5,337,200
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	1,010,000	1,099,769
			12,360,538

Puerto Rico (2.5%)

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	BBB	250,000	270,615
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
B, 6s, 7/1/39 (Prerefunded)	BBB+	5,000,000	5,421,600
			5,692,215

South Carolina (3.2%)
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	2,515,000	2,739,464
Greenwood Cnty., Hosp. Rev. Bonds (Memorial Hosp.),
5 1/2s, 10/1/26	A2	750,000	794,310
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,000,000	1,139,020
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	600,000	686,556
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B,
6 3/8s, 5/15/28	BBB	1,750,000	1,878,118
			7,237,468

South Dakota (1.0%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	2,188,760

Tennessee (1.3%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	BBB+	2,000,000	2,332,820
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	480,000	502,142
			2,834,962

Texas (9.9%)
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	1,750,000	1,799,088
Columbus, Indpt. School Dist. G.O. Bonds, PSFG,
5 1/8s, 8/15/29	Aaa	4,525,000	4,950,395
Conroe, Indpt. School Dist. G.O. Bonds (School House),
PSFG, 5s, 2/15/26	Aaa	2,905,000	3,068,726
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	750,000	779,303
Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann
Hlth. Care), Ser. A, 6 3/8s, 6/1/29 (Prerefunded)	A+	1,500,000	1,671,945
Montgomery Cnty., G.O. Bonds (Library), Ser. B, AMBAC,
5s, 3/1/26	Aaa	1,335,000	1,401,123
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,500,000	1,600,620
Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.),
AMBAC
5 1/4s, 2/15/24	AAA	1,215,000	1,328,712
5 1/4s, 2/15/23	AAA	1,150,000	1,259,273
Socorro, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
8/15/29	AAA	1,360,000	1,437,819
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/19	Baa3	1,700,000	1,777,350
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	1,000,000	1,071,640
			22,145,994

Utah (4.2%)
Intermountain Pwr. Agcy. Rev. Bonds
Ser. A, MBIA, 6.15s, 7/1/14	Aaa	70,000	71,241
Ser. A, MBIA, U.S. Govt. Coll., 6.15s, 7/1/14
(Prerefunded)	Aaa	8,280,000	8,577,418
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	675,000	713,516
			9,362,175

Vermont (0.4%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	820,000	826,339

Virgin Islands (0.4%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	750,000	818,490

Virginia (1.6%)
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	2,000,000	2,152,880
Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Medicorp. Hlth. Syst.), 5 1/4s, 6/15/25	A3	1,250,000	1,340,963
			3,493,843

Washington (1.6%)
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A, 5s, 12/1/22	A	940,000	1,006,928
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	2,305,000	2,530,821
			3,537,749

West Virginia (6.4%)

Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	7,500,000	7,981,425
West Virginia U. Rev. Bonds (Impt. West VA. U.), Ser.
C, FGIC, 5s, 10/1/26	Aaa	6,000,000	6,404,640
			14,386,065

Wisconsin (3.8%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	1,800,000	2,002,464
6 3/8s, 6/1/32	BBB	3,500,000	3,813,180
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	A3	2,500,000	2,755,200
			8,570,844

TOTAL INVESTMENTS

Total investments (cost $341,938,318) (b)			$360,884,725

FUTURES CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	14	$1,520,313	Jun-07	$12,357

NOTES

(a) Percentages indicated are based on net assets of $224,520,332.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at February 28, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $341,938,318, resulting in gross unrealized appreciation and depreciation of $19,245,495 and $299,088, respectively, or net unrealized appreciation of $18,946,407.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2007.

At February 28, 2007, liquid assets totaling $1,520,313 have been designated as collateral for open futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

Health care	37.2%
Utilities and power	28.4
Local government	26.2
Land	10.2

The fund had the following insurance concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

AMBAC	23.0%
FGIC	17.2
MBIA	16.1
FSA	12.0

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Grade Municipal Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007